Investment in Associate	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Investment in Associate

Note 12—Investment in Associate

VISEN is a private company with business activities within development, manufacturing and commercialization of endocrinology rare disease therapies in Greater China. The Company’s interest in VISEN is accounted for as an associate using the equity method in the consolidated financial statements as the Company has determined that it has significant influence but not joint control.

The Company has granted VISEN exclusive rights to develop and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China, and as consideration for the granting of such rights has received a 50% ownership of VISEN’s issued and outstanding shares. On January 8, 2021, the Company entered into an equity investment of $12.5 million as part of VISEN’s $150 million Series B financing. Following VISEN’s Series B financing, the Company retained 43.93% of VISEN’s issued and outstanding shares. As a result, a non-cash gain of €42.3 million was recognized in the consolidated statement of profit or loss as part of Share of profit/(loss) of associate in 2021. The Series B financing did not change the accounting treatment of VISEN.

The following table illustrates the summarized relevant financial information of VISEN:

	VISEN Pharmaceuticals
Principal place of business	China
	2022	2021
	(EUR’000)
Statement of profit or loss
Profit/(loss) for the year from continuing operations	(40,283)	(69,283)
Total comprehensive income	(40,273)	(69,306)
Statement of financial position
Non-current assets	21,410	16,599
Current assets	92,204	130,825
Total assets	113,614	147,424
Equity	100,062	135,333
Non-current liabilities	180	1,545
Current liabilities	13,372	10,546
Total equity and liabilities	113,614	147,424
Company’s share of equity before eliminations	43,957	59,455
Elimination of internal profit and other equity method adjustments	(21,025)	(21,110)
Company’s share of equity	22,932	38,345
Investment in associate at December 31	22,932	38,345
Present ownership at December 31	43.93%	43.93%
Transactions and outstanding balances as of December 31
Invoicing of goods and services to associate	22,327	6,472
Trade receivables from associate	3,554	1,644